For Internal Use Only
Sec File No. 9- 091-02150

RECEIVED
2007 NOV -1 AM 11:22
SEC / MR

Submit 1 Original
and 9 Copies

OMB APPROVAL	
[redacted] Number:	3235-0504
[redacted]	31, 2004

07070778

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
The NASDAQ Stock Market LLC
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Corporation
3. Class of New Derivative Securities Product:
Index Linked Note
4. Name of Underlying Instrument:
NASDAQ-100 Index (Morgan Stanley Performance Leveraged Upside Securities Due November 20, 2008)
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Broad-based
6. Ticker Symbol(s) of New Derivative Securities Product:
NDDM
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
Listed on: NASDAQ
8. Settlement Methodology of New Derivative Securities Product:
Regular way settled through NSCC on NASDAQ T + 3
9. Position Limits of New Derivative Securities Product (if applicable):
N/A

PROCESSED
DEC 03 2007
THOMSON
FINANCIAL

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

END

Name of Official Responsible for Form:
Michael S. Emen

Title:
Senior Vice President, Listing Qualifications

Telephone Number:
301 978-8020

Manual Signature of Official Responsible for Form:

Date: **October 30, 2007**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	NOV 1 2007